Quarterly Holdings Report
for
Fidelity® Women's Leadership ETF
October 31, 2024
WLE-NPRT1-1224
1.9901538.103
Common Stocks - 97.0%
	Shares	Value ($)
CANADA - 0.4%
Consumer Discretionary - 0.4%
Specialty Retail - 0.4%
Aritzia Inc Subordinate Voting Shares (a)	637	20,510
CHINA - 1.6%
Health Care - 0.4%
Biotechnology - 0.4%
Zai Lab Ltd ADR (a)	623	18,827
Information Technology - 1.2%
Semiconductors & Semiconductor Equipment - 1.2%
NXP Semiconductors NV	226	52,997
TOTAL CHINA		71,824
UNITED STATES - 95.0%
Communication Services - 6.1%
Entertainment - 2.7%
Netflix Inc (a)	44	33,265
Walt Disney Co/The	939	90,332
		123,597
Interactive Media & Services - 3.4%
Alphabet Inc Class C	731	126,236
Pinterest Inc Class A (a)	791	25,146
		151,382
TOTAL COMMUNICATION SERVICES		274,979

Consumer Discretionary - 10.8%
Broadline Retail - 3.2%
Amazon.com Inc (a)	642	119,669
Etsy Inc (a)	536	27,572
		147,241
Hotels, Restaurants & Leisure - 1.8%
Hilton Worldwide Holdings Inc	158	37,106
Starbucks Corp	263	25,695
Vail Resorts Inc	117	19,386
		82,187
Household Durables - 0.9%
Taylor Morrison Home Corp (a)	612	41,922
Specialty Retail - 4.0%
Best Buy Co Inc	276	24,959
Gap Inc/The	511	10,613
Lowe's Cos Inc	94	24,612
Ulta Beauty Inc (a)	113	41,695
Warby Parker Inc Class A (a)	1,299	21,992
Williams-Sonoma Inc	424	56,871
		180,742
Textiles, Apparel & Luxury Goods - 0.9%
NIKE Inc Class B	198	15,272
Tapestry Inc	512	24,294
		39,566
TOTAL CONSUMER DISCRETIONARY		491,658

Consumer Staples - 3.3%
Consumer Staples Distribution & Retail - 0.7%
Maplebear Inc (a)	701	30,914
Food Products - 1.0%
Bunge Global SA	228	19,157
Hershey Co/The	121	21,487
		40,644
Household Products - 0.8%
Clorox Co/The	237	37,576
Personal Care Products - 0.8%
elf Beauty Inc (a)	118	12,419
Estee Lauder Cos Inc/The Class A	374	25,784
		38,203
TOTAL CONSUMER STAPLES		147,337

Energy - 2.8%
Energy Equipment & Services - 1.1%
Baker Hughes Co Class A	1,339	50,989
Oil, Gas & Consumable Fuels - 1.7%
Antero Resources Corp (a)	1,075	27,821
Eqt Corp	669	24,445
Occidental Petroleum Corp	496	24,855
		77,121
TOTAL ENERGY		128,110

Financials - 13.2%
Banks - 5.4%
Bank of America Corp	1,363	57,001
Citigroup Inc	763	48,962
Huntington Bancshares Inc/OH	2,138	33,331
JPMorgan Chase & Co	345	76,563
US Bancorp	598	28,889
		244,746
Capital Markets - 1.0%
Nasdaq Inc	632	46,717
Financial Services - 3.0%
Fidelity National Information Services Inc	475	42,622
Mastercard Inc Class A	108	53,956
WEX Inc (a)	229	39,525
		136,103
Insurance - 3.8%
Hartford Financial Services Group Inc/The	429	47,379
Marsh & McLennan Cos Inc	204	44,520
Progressive Corp/The	331	80,377
		172,276
TOTAL FINANCIALS		599,842

Health Care - 12.4%
Biotechnology - 2.3%
Alnylam Pharmaceuticals Inc (a)	176	46,920
Exact Sciences Corp (a)	418	28,812
Vertex Pharmaceuticals Inc (a)	62	29,511
		105,243
Health Care Equipment & Supplies - 4.2%
Cooper Cos Inc/The (a)	490	51,293
Hologic Inc (a)	1,039	84,025
Insulet Corp (a)	227	52,557
		187,875
Health Care Providers & Services - 3.4%
Centene Corp (a)	723	45,014
Cigna Group/The	235	73,981
Elevance Health Inc	86	34,895
		153,890
Life Sciences Tools & Services - 0.5%
ICON PLC (a)	102	22,655
Pharmaceuticals - 2.0%
GSK PLC ADR	786	28,893
Merck & Co Inc	287	29,366
Zoetis Inc Class A	191	34,147
		92,406
TOTAL HEALTH CARE		562,069

Industrials - 11.3%
Air Freight & Logistics - 0.8%
United Parcel Service Inc Class B	262	35,124
Commercial Services & Supplies - 0.6%
MillerKnoll Inc	383	8,564
Veralto Corp	178	18,190
		26,754
Electrical Equipment - 3.7%
Eaton Corp PLC	133	44,100
GE Vernova Inc	176	53,093
nVent Electric PLC	339	25,279
Regal Rexnord Corp	197	32,808
Sunrun Inc (a)	927	13,395
		168,675
Ground Transportation - 0.3%
ArcBest Corp	145	15,106
Machinery - 3.2%
Deere & Co	103	41,683
Federal Signal Corp	370	30,181
Otis Worldwide Corp	318	31,228
Parker-Hannifin Corp	64	40,580
		143,672
Professional Services - 2.7%
Leidos Holdings Inc	270	49,453
ManpowerGroup Inc	301	18,918
Science Applications International Corp	239	34,485
UL Solutions Inc Class A	378	19,641
		122,497
TOTAL INDUSTRIALS		511,828

Information Technology - 28.3%
Communications Equipment - 1.5%
Arista Networks Inc (a)	172	66,468
Electronic Equipment, Instruments & Components - 1.7%
CDW Corp/DE	254	47,810
Insight Enterprises Inc (a)	165	28,862
		76,672
IT Services - 2.0%
Accenture Capital Inc Class A	268	92,412
Semiconductors & Semiconductor Equipment - 8.1%
Advanced Micro Devices Inc (a)	339	48,840
First Solar Inc (a)	184	35,784
Marvell Technology Inc	610	48,867
Micron Technology Inc	392	39,063
NVIDIA Corp	1,248	165,684
SolarEdge Technologies Inc (a)	427	7,285
Universal Display Corp	127	22,901
		368,424
Software - 10.1%
Adobe Inc (a)	119	56,892
Gen Digital Inc	1,591	46,314
HubSpot Inc (a)	107	59,363
Intuit Inc	64	39,059
Microsoft Corp	397	161,321
PagerDuty Inc (a)	725	13,093
Salesforce Inc	277	80,709
		456,751
Technology Hardware, Storage & Peripherals - 4.9%
Apple Inc	873	197,219
Dell Technologies Inc Class C	211	26,086
		223,305
TOTAL INFORMATION TECHNOLOGY		1,284,032

Materials - 3.9%
Chemicals - 2.0%
Cabot Corp	325	35,045
Celanese Corp	195	24,564
Eastman Chemical Co	259	27,218
		86,827
Construction Materials - 0.7%
Summit Materials Inc Class A (a)	684	32,428
Containers & Packaging - 0.6%
Ball Corp	474	28,085
Metals & Mining - 0.6%
ATI Inc (a)	360	18,976
Radius Recycling Inc Class A	612	9,908
		28,884
TOTAL MATERIALS		176,224

Real Estate - 1.9%
Health Care REITs - 1.2%
Ventas Inc	843	55,208
Specialized REITs - 0.7%
Public Storage Operating Co	96	31,590
TOTAL REAL ESTATE		86,798

Utilities - 1.0%
Electric Utilities - 1.0%
NextEra Energy Inc	552	43,746
TOTAL UNITED STATES		4,306,623
TOTAL COMMON STOCKS (Cost $3,709,675)		4,398,957

TOTAL INVESTMENT IN SECURITIES - 97.0% (Cost $3,709,675)	4,398,957
NET OTHER ASSETS (LIABILITIES) - 3.0%	134,488
NET ASSETS - 100.0%	4,533,445

Legend

(a)	Non-income producing

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For any foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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